Correction Of Errors And Restatement - Parent Company Balance Sheet (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Balance Sheet Statements, Captions [Line Items]
Other assets	$ 3,207	$ 3,751		$ 4,335
Total assets	1,076,676	1,030,298		980,489
Borrowings	66,191	76,411		66,016
Stockholders' equity	147,986	99,139	$ 96,602	92,896	$ 87,927
Total liabilities and stockholders' equity	$ 1,076,676	1,030,298		980,489
Before restatement
Condensed Balance Sheet Statements, Captions [Line Items]
Other assets				7,229
Total assets				979,716
Stockholders' equity				92,537	87,314
Total liabilities and stockholders' equity				979,716
Restatement
Condensed Balance Sheet Statements, Captions [Line Items]
Other assets				(2,894)
Total assets				773
Stockholders' equity				359	$ 613
Total liabilities and stockholders' equity				773
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in bank subsidiary		103,863		96,005
Other assets		3,552		2,362
Total assets		109,252		98,542
Borrowings		7,788		5,000
Other liabilities		2,325		646
Stockholders' equity		99,139		92,896
Total liabilities and stockholders' equity		$ 109,252		98,542
Parent Company [Member] | Before restatement
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in bank subsidiary				95,985
Other assets				2,416
Total assets				98,576
Other liabilities				6,039
Stockholders' equity				92,537
Total liabilities and stockholders' equity				98,576
Parent Company [Member] | Restatement
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in bank subsidiary				20
Other assets				(54)
Total assets				(34)
Borrowings				5,000
Other liabilities				(5,393)
Stockholders' equity				359
Total liabilities and stockholders' equity				$ (34)